Fair Value Measurements - Schedule of Assets and Liabilities Subject to Fair Value Measurements (Details) - USD ($)	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Liabilities
Total liabilities	$ 133,061	$ 799,749	$ 29,007
Level 1 [Member]
Liabilities
Total liabilities
Level 2 [Member]
Liabilities
Total liabilities
Level 3 [Member]
Liabilities
Total liabilities	133,061	799,749	29,007
Warrant liabilities – Common Share Warrants [Member]
Liabilities
Total liabilities	43,309	486,494	26,283
Warrant liabilities – Common Share Warrants [Member] | Level 1 [Member]
Liabilities
Total liabilities
Warrant liabilities – Common Share Warrants [Member] | Level 2 [Member]
Liabilities
Total liabilities
Warrant liabilities – Common Share Warrants [Member] | Level 3 [Member]
Liabilities
Total liabilities	43,309	486,494	26,283
Warrant liabilities – Preferred Share Warrants [Member]
Liabilities
Total liabilities	23	64
Warrant liabilities – Preferred Share Warrants [Member] | Level 1 [Member]
Liabilities
Total liabilities
Warrant liabilities – Preferred Share Warrants [Member] | Level 2 [Member]
Liabilities
Total liabilities
Warrant liabilities – Preferred Share Warrants [Member] | Level 3 [Member]
Liabilities
Total liabilities	23	64
Derivative Liability [Member]
Liabilities
Total liabilities	89,729	313,191	2,724
Derivative Liability [Member] | Level 1 [Member]
Liabilities
Total liabilities
Derivative Liability [Member] | Level 2 [Member]
Liabilities
Total liabilities
Derivative Liability [Member] | Level 3 [Member]
Liabilities
Total liabilities	$ 89,729	$ 313,191	$ 2,724